Finance Costs and Finance Income Continuing Operations - Summary of Finance Costs and Finance Income (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016		Dec. 31, 2015
Finance costs
Interest payable on borrowings	€ 300	€ 337		€ 334
Net loss/(income) on interest rate and currency swaps	2	(10)		(32)
Mark-to-market of derivatives and related fixed rate debt:
- interest rate swaps (i)	16	14		12
- currency swaps and forward contracts		(3)		4
- fixed rate debt (i)	(23)	(20)		(22)
Net loss on interest rate swaps not designated as hedges	6	7		7
Net finance cost on gross debt including related derivatives	301	325	[1]	303	[1]
Finance income
Interest receivable on loans to joint ventures and associates	(5)	(4)		(4)
Interest receivable on cash and cash equivalents and other	(7)	(4)		(4)
Finance income	(12)	(8)	[1]	(8)	[1]
Finance costs less income	289	317		295
Other financial expense
Premium paid on early debt redemption	18			38
Unwinding of discount element of provisions for liabilities (note 26)	24	30		19
Unwinding of discount applicable to deferred and contingent acquisition consideration (note 19)	7	24		20
Pension-related finance cost (net) (note 28)	11	12		17
Total	60	66	[1]	94	[1]
Total net finance costs	€ 349	€ 383		€ 389

[1]	1 Restated to show the results of our Americas Distribution segment in discontinued operations. See note 2 for further details.